AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 2, 2012

  FILE NO.  333-160918

  FILE NO.  811-22321

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933  [X]

Post-Effective Amendment No.  16

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  18

MAINSTAY FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 2, 2012 pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

 EXPLANATORY NOTE

This Post-Effective Amendment No. 16 to the Registration Statement of MainStay Funds Trust (“Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 (“1933 Act”), solely for the purpose of delaying until May 2, 2012, the effectiveness of the registration statement for the MainStay Balanced Fund and the MainStay U.S. Small Cap Fund, filed in Post-Effective Amendment No. 12 on January 24, 2012, pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 12. This Post-Effective Amendment No. 16 does not affect the currently effective Prospectuses and Statement of Additional Information for the other series and classes of the Registrant’s shares.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

a.	Declaration of Trust

1.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A.*
2.	Declaration of Trust dated April 8, 2009 – Previously filed as Exhibit (a)(2) to Registrant’s Initial Registration Statement on Form N-1A.*

b.	By-Laws of the Registrant dated April 8, 2009 – Previously filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A.*

c.	Instruments Defining Rights of Security Holders

1.	The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. See Above. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. See Above.*

d.	Investment Advisory Contracts

1.	Amended and Restated Management Agreement dated February 28, 2012 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*
2.	Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated April 29, 2011. – Previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*
3.	Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 26, 2010 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated March 30, 2010 – Previously filed as Exhibit (d)(3)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
4.	Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated February 26, 2010 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
5.	Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated February 26, 2010 – Previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated August 1, 2010 – Previously filed as Exhibit (d)(5)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

e.	Underwriting Contracts

1.	Distribution Agreement dated November 10, 2009 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated October 1, 2010 – Previously filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
2.	Form of Soliciting Dealer Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

f.	Bonus or Profit Sharing Contracts – Inapplicable

g.	Custodian Agreements

1.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment to the Master Custodian Agreement dated April 29, 2011. – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*
2.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	First Amendment to the Amended and Restated Master Delegation Agreement dated April 29, 2011 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. 14 to the Trust’s Registration Statement on February 27, 2012.*

h.	Other Material Contracts

1.	Transfer Agency Agreements

a.	Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
i.	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
ii.	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iii.	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iv.	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
v.	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated October 1, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
i.	Amendment dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

2.	Sub-Accounting and Sub-Administration Agreements

a.	Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
i.	Extension Agreement (with regard to Master Fund Sub-Accounting and Sub-Administration Agreement) between New York Life Investment Management LLC and State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

3.	Shareholder Service Plans

a.	Shareholder Service Plan for Class R1 shares – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Shareholder Service Plan for Class R2 shares – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
c.	Shareholder Service Plan for Class R3 shares – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
d.	Shareholder Service Plan for Sweep shares – Previously filed as Exhibit (h)(3)(d) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
i.	Amendments dated February 26, 2010 to the Shareholder Services Plan for Class R1, R2 and R3 shares – Previously filed as Exhibit (h)(3)(d)(i) t to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
ii.	Amendments dated March 30, 2010 to the Shareholder Services Plan for Class R1, R2 and R3 shares – Previously filed as Exhibit (h)(3)(d)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

4.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

5.	Expense Limitation Agreements and Fee Waivers

a.	Expense Limitation Agreement dated November 13, 2009 with respect to the MainStay Epoch Funds – Previously filed as Exhibit (h)(5)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Expense Limitation Agreement dated February 26, 2010 for the Funds of the Trust excluding 130/30 Funds – Previously filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
c.	Notice of Fee Waiver dated February 26, 2010 with respect to Retirement & Intermediate Term Bond Funds – Previously filed as Exhibit (h)(5)(c) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
d.	Expense Limitation Agreement dated March 30, 2010 with respect to the MainStay High Yield Municipal Bond Fund – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
e.	Notice of Voluntary Waiver dated April 1, 2010 with respect to Class R1 shares of MainStay ICAP International and MainStay ICAP Equity Funds – Previously filed as Exhibit (h)(5)(e) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
f.	Amended and Restated Expense Limitation Agreement dated August 1, 2010 with respect to the 130/30 Funds – Previously filed as Exhibit (h)(5)(f) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

i.	Opinion of Counsel – To be filed by amendment

j.	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm – To be filed by amendment

k.	Omitted Financial Statements – Inapplicable

l.	Initial Capital Agreements – Inapplicable

m.	Rule 12b-1 Plan

1.	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Registrant – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
2.	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Registrant – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
3.	Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Registrant – Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
4.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Registrant – Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
5.	Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Registrant – Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
6.	Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Registrant – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
7.	Amendments dated February 26, 2010 to the Class A, B, C, R2 and R3 12b-1 Plans – Previously filed as Exhibit (m)(7) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
8.	Amendments dated March 30, 2010 to the Class A, B, C, R2 and R3 12b-1 Plans – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

n.	Rule 18f-3 Plan

1.	Multiple Class Plan Pursuant to Rule 18f-3 – Previously filed as Exhibit (n)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendments dated February 26, 2010 – Previously filed as Exhibit (n)(1)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Amendments dated March 30, 2010 – Previously filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

o.	Reserved

p.	Codes of Ethics

1.	Code of Ethics of Registrant – Previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
2.	Code of Ethics of New York Life Investment Management Holdings LLC – Previously filed as Exhibit (p)(3) to Post –Effective Amendment No. 63 of the MainStay VP Funds Trust on January 11, 2012 *
3.	Code of Ethics of Epoch Investment Partners, Inc. – Previously filed as Exhibit (p)(6) to Post –Effective Amendment No. 55 of the MainStay VP Funds Trust on April 14, 2011.*
4.	Code of Ethics of MacKay Shields LLC – Previously filed as Exhibit (p)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
5.	Code of Ethics of Institutional Capital LLC – Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

Other Exhibits

1.	Powers of Attorney – Previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

 _______________

* Incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3. Indemnification.

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii) every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii) every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and

By-laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Fund Trust and The MainStay Funds.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board, Chairman and Chief Executive Officer	Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Chairman of the Board, Chairman and Chief Executive Officer, New York Life Investment Management Holdings, LLC; Manager and Member of the Audit Committee and Compensation Committee, Madison Capital Funding LLC, MacKay Shields LLC and NYLCAP Manager LLC; Manager and Member of the Audit Committee, MCF Capital Management LLC; Executive Vice President, New York Life Foundation; Manager and Member of the Audit Committee and Compensation Committee, Private Advisors, L.L.C.; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds, MainStay Funds Trust, The MainStay Funds and MainStay VP Funds Trust; Director of Eclipse Funds Inc.; Manager, New York Life Enterprises LLC
Theodore A. Mathas	Manager; Chairman of the Compensation Committee

Chairman and Member of New York Life Foundation; Chairman of the Board, Chairman and President and Chairman of the Executive Committee of New York Life Insurance and Annuity Corporation; Manager and Chairman of the Compensation Committee of New York Life Enterprises LLC; Manager and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Michael E. Sproule	Manager, Chairman of the Audit Committee	Director of NYLUK I Company, NYLUK II Company and GreshamMortgage; Manager of New York Life Investment Management Holdings LLC and NYLIFE LLC; Chairman of the Board, Chairman and President, NYLIFE LLC; Manager, Chairman of the Audit Committee and Member of the Investment Committee of New York Life Enterprises LLC; Director and Member of the Executive Committee and Audit Committee of New York Life Insurance and Annuity Corporation; Executive Vice President, Chief Financial Officer and Member of the Executive Management Committee of New York Life Insurance Company; Manager and Chairman of the Audit Committee of McMorgan & Company LLC, Madison Square Investors LLC, Madison Capital Funding LLC, MacKay Shields LLC, Institutional Capital LLC and MCF Capital Management LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer	Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company LLC; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Funds Trust and MainStay Funds Trust; Director and Chairman of the Product and Annuity Rate Committees of New York Life Insurance and Annuity Corporation
Alison H. Micucci	Senior Managing Director	Director and Member of the Executive, Examining and Audit and Management and Investment Committees of New York Life Trust Company
George S. Shively	Senior Managing Director; General Counsel; Secretary	Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Secretary of MacKay Shields LLC and Private Advisors, L.L.C; Assistant Secretary of Institutional Capital LLC, Madison Capital Funding LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLCl
Jefferson C. Boyce	Senior Managing Director	Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation; Director, NYLIM Large Cap Enhanced Index Fund p.l.c.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Allan Dowiak	Senior Managing Director and Head of Human Resources	Senior Managing Director and Head of Human Resources of New York Life Investment Management Holdings LLC
Anthony R. Malloy	Executive Vice President and Head of General Account Investment Management	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYL Wind Investments LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee of Madison Capital Funding LLC; Manager of MacKay Shields LLC
John E. Schumacher	Senior Managing Director	Manager and Chairman of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC; Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III LLC
Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Thomas M. Haubenstricker	Senior Managing Director	Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners, LLC and New York Life Capital Partners II, LLC; Executive Vice President of New York Life Capital Partners III GenPar GP, LLC, NYLCAP III RBG Corp., NYLCAP III-A RBG Corp. and NYLCAP Mezzanine Partners III GenPar GP, LLC; Manager of NYLCAP Mezzanine III Luxco S.a.r.l.; Director of New York Life Investment Management (U.K.) Limited; Alternate Director of NYLCAP Holdings (Mauritius); Alternate Director of NYLIM – Jacob Ballas Asset Management Co. III LLC; Alternate Manager, NYLIM – JB Asset Management Co. (Mauritius) LLC; Manager of Private Advisors, L.L.C.
Mark W. Talgo	Senior Managing Director	President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited; President, NYL Workforce GP LLC and Martingale Road LLC
Julia A. Warren	Senior Managing Director and Chief Risk Officer	Senior Managing Director and Chief Risk Officer of New York Life Investment Management Holdings LLC and NYLIFE Distributors LLC

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Sara L. Badler	Senior Managing Director and Head of Legal and Compliance	Senior Managing Director and Chief Legal and Compliance Officer of New York Life Investment Management Holdings LLC
Yie-Hsin Hung	Executive Vice President and Head of Institutional Investments	Executive Vice President and Head of Institutional Investments of New York Life Investment Management Holdings LLC; Chairman of the Board and Chairman of the Compensation Committee of NYLCAP Manager LLC; Chairman, Chairman of the Board, Chairman of the Audit and Compensation Committees of Private Advisors, L.L.C.; Chairman of the Board, Compensation Committee and Member of the Audit Committee of Institutional Capital LLC, Madison Square Investors LLC, McMorgan & Company LLC; Manager and Chairman of the Compensation Committee of MacKay Shields LLC
Drew E. Lawton	Executive Vice President and Head of Retirement Solutions	Executive Vice President and Head of Retirement Solutions of New York Life Investment Management Holdings LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, Madison Square Investors LLC and McMorgan & Company LLC; Chairman of the Board, Chief Executive Officer and Member of the Audit Committee of NYLIFE Distributors LLC
Barry A. Schub	Manager and Member of the Compensation Committee	Senior Vice President and Chief Human Resources Officer of New York Life Insurance Company; Manager and Member of the Compensation Committee of New York Life Enterprises LLC; Manager and Member of the Compensation Committee of New York Life Investment Management Holdings LLC
John M. Grady	Senior Managing Director and Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Chairman and President of New York Life Capital Corporation; Manager and Chairman of the Audit Committee of Private Advisors, L.L.C.; Manager and Member of the Audit Committee of Institutional Capital LLC, MacKay Shields LLC, McMorgan & Company LLC, NYLIFE Distributors LLC, NYLIM Service Company LLC, Madison Square Investors LLC and NYLCAP Manager LLC; Manager of Madison Capital Fund LLC and MCF Capital Management LLC
Maureen McFarland	Senior Managing Director	Director, New York Life Investments International Limited

MADISON SQUARE INVESTORS LLC

Madison Square Investors LLC ("Madison Square Investors") acts as the subadvisor for the MainStay Balanced Fund.

The list of officers and directors of Madison Square Investors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Madison Square Investors (SEC File No: 801-69663).

EPOCH INVESTMENT PARTNERS, INC.

Epoch Investment Partners, Inc. ("Epoch") acts as the subadvisor for the MainStay U.S. Small Cap Fund.

The list of officers and directors of Epoch, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Epoch (SEC File No: 801-63118).

ITEM 32. PRINCIPAL UNDERWRITERS

a. Inapplicable

b. Inapplicable

c. Inapplicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010; New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany NJ 07054; Madison Square Investors LLC, 1180 Avenue of the Americas, New York, NY 10036; and Epoch Investment Partners, Inc., 640 Fifth Avenue, New York, NY 10019. Records relating to the duties of the custodian for each series of MainStay Funds Trust are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111-2900. Records relating to the duties of the transfer agent of MainStay Funds Trust are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 2nd day of April, 2012.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 2, 2012.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED